NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders						¥ (32,500)
Net loss attributable to non-controlling interests			¥ 15,281	$ 2,216	¥ 27,819	0
Additional Paid-in Capital
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders	¥ 19,228					19,228
Non-controlling Interests
NON-CONTROLLING INTERESTS
Capital contribution from non-controlling shareholders					¥ 51,728	¥ (51,728)
1 Pharmacy Technology
NON-CONTROLLING INTERESTS
Shares issued | shares		32,500,000
Issuance Price		¥ 32,500
Vesting within two years
NON-CONTROLLING INTERESTS
Vesting shares (as a percentage)		50.00%
Vesting over two years thereafter
NON-CONTROLLING INTERESTS
Vesting shares (as a percentage)		50.00%